ACCRUED EXPENSES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Payables and Accruals [Abstract]
SCHEDULE OF ACCRUED EXPENSES

Accrued expenses consist of the following:

	September 30, 2024	December 31, 2023
Accrued professional fees	$2,924,974	$245,751
Accrued compensation and related expenses	1,163,483	1,146,435
Due to related party	10,000	178,723
Accrued other	86,858	66,139
Accrued expenses	$4,185,315	$1,637,048

Accrued expenses consisted of the following at December 31, 2023:

December 31,
2023
Accrued professional fees	$245,751
Accrued compensation and related expenses	1,146,435
Due to related party	178,723
Accrued other	66,139
Accrued expenses	$1,637,048